RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Account payables owing to shareholders	$ 160,714	$ 129,514	$ 125,516
Dr. Moore [Member]
Loan amounts including accrued interest	115,180
Mr. Lee [Member]
Account payables owing to Mr. Lee	414,615	318,675	210,139
Lee and Moore [Member]
Accured Interest	53,043
Loan amounts including accrued interest	$ 346,335	$ 171,500	$ 89,564